November 3, 2026

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	FMI Funds, Inc. (the “Company”)
Securities Act Registration No: 333-12745
Investment Company Act Registration No: 811-07831
Rule 497(j) Certification

Ladies and Gentlemen:

With regard to Post-Effective Amendment No. 72 to the Company’s registration statement on Form N-1A, as filed on October 30, 2026, which  relates solely to the FMI Global Equity ETF (the “Amendment”), and pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Amendment. The text of the Amendment was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 30, 2026.

Very truly yours,

FMI FUNDS, INC.

By:	/s/ Ryan Ladwig
Ryan Ladwig